INVENTORY (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information about inventories [Table Text Block]
	December 31, 2018	December 31, 2017
Finished goods	$230,315	$256,185
Raw materials and supplies	3,438,086	3,724,058
	$3,668,401	$3,980,243